Risk Management - Summary of Interest Rate Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Short-term borrowings	₩ 16,446,821	₩ 12,457,853
Long-term borrowings	3,392,831	2,962,323
Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term borrowings	4,435,420	3,154,972
Long-term borrowings	7,766,588	5,388,073
Debt securities	305,602	269,101
Total	₩ 12,507,610	₩ 8,812,146